Lease - Schedule of Maturities of Operating Lease Liabilities (Details)	Mar. 31, 2025 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 42,400
2027 and thereafter	42,400
Total undiscounted lease payment	84,800
less: imputed interest	3,062
Total lease liabilities	$ 81,737